SHAREHOLDERS' EQUITY - Stock Option Plan - Activity (Details) - Stock Option Plan shares in Thousands	12 Months Ended
Dec. 31, 2017 CAD / shares shares
Number of Options
Options outstanding, Beginning of year (in shares) | shares	5,900
Forfeited (in shares) | shares	(414)
Options outstanding, End of year (in shares) | shares	5,486
Weighted Average Exercise Price
Options outstanding, Beginning of year (in dollars per share) | CAD / shares	CAD 18.29
Forfeited (in dollars per share) | CAD / shares	18.74
Options outstanding, End of year (in dollars per share) | CAD / shares	CAD 18.25